8. REVENUE	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
REVENUE

NOTE 8: REVENUE

	12.31.2020	12.31.2019	12.31.2018

Energy sales to the Spot Market	179	249	274
Energy sales by supply contracts	323	285	278
Fuel self-supply	54	282	51
Other sales	3	3	1
Generation sales subtotal	559	819	604

Oil, gas and liquid sales	217	171	454
Other sales	11	7	4
Oil and gas sales subtotal	228	178	458

Technical assistance services and administartion sales	19	20	36
Holding and others subtotal	19	20	36

Petrochemicals products	265	321	338
Petrochemicals sales subtotal	265	321	338
Total revenue	1,071	1,338	1,436